Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 1,578,173	$ 1,073,229
Cost of revenues
Cost of revenues	712,530	476,962
Gross profit	865,643	596,267
Operating expenses
Sales and marketing	472,841	350,069
Research and development	355,015	230,674
General and administrative	178,934	107,444
Total operating expenses	1,006,790	688,187
Loss from operations	(141,147)	(91,920)
Other income
Interest income, net	48,182	29,436
Foreign exchange loss	(2,850)	(2,069)
Total other income (expense)	45,332	27,367
Loss before income taxes	(95,815)	(64,553)
Provision for income taxes	29,027	0
Net loss	(124,842)	(64,553)
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges		(15,651)
Unrealized gain (loss) on cash flow hedges	18,046
Tax effect on unrealized gain (loss) on cash flow hedges	(4,784)
Tax effect on unrealized gain (loss) on cash flow hedges		0
Comprehensive loss	$ (111,580)	$ (80,204)
Basic and diluted net loss per share attributable to shareholders (in dollars per share)	$ (1.10)	$ (0.61)
Weighted average shares used to compute basic and diluted net loss per share attributable to shareholders (in shares)	113,026,424	105,671,839
Subscription solutions
Revenues
Revenues	$ 642,241	$ 464,996
Cost of revenues
Cost of revenues	128,155	100,990
Merchant solutions
Revenues
Revenues	935,932	608,233
Cost of revenues
Cost of revenues	$ 584,375	$ 375,972